Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net loss	$ (4,768)	$ (6,200)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	1,205	1,093
Amortization of debt discount		2,066
Amortization of debt issuance costs		12
Forgiveness of Paycheck Protection Program loan	(103)
Non-cash interest expense		102
Changes in operating assets and liabilities:
Income tax receivable	(2)	(31)
Prepaid expenses and other current assets	67	(174)
Accounts payable	(747)	301
Accrued liabilities	494	92
Net cash used in operating activities	(3,854)	(2,739)
Cash flows from financing activities:
Proceeds from sale of common stock and warrants net of offering costs of $2 and $16, respectively	1,746	3,160
Proceeds from public offering of common stock and warrants net of underwriters discount and offering costs of $1,165	9,335
Proceeds from the sale of convertible promissory notes, net of debt issuance costs of $7		810
Proceeds from exercise of warrants	120
Proceeds from Paycheck Protection Program loan	103
Repayments of demand note	(743)	(25)
Repayments of term debt	(117)	(161)
Net cash provided by financing activities	10,444	3,784
Effect of exchange rate changes on cash	(17)	(1)
Net change in cash	6,573	1,044
Cash at beginning of period	2,449	1,405
Cash at end of period	9,022	2,449
Supplemental disclosure of cash flow information:
Cash paid during period for interest	8	14
Supplemental disclosure of non-cash transactions:
Warrants issued for future services	228
Warrants issued to underwriter	353
Amortization of warrants as offering costs	114
Beneficial conversion feature on convertible notes		353
Warrants issued with convertible notes		419
Common stock converted into convertible notes payable		(25)
Warrants issued in exchange for modificaton of term debt		14
Conversion of convertible notes payable and accrued interest into common stock		2,281
Issuance of unsecured promissory note in exchange of vendor accounts payable		$ 742